Fair value measurement (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility, fair value	€ 0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		€ 351,000
Recurring | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		351,000
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		0
Recurring | Level 1 | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		0
Recurring | Level 2 | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		351,000
Recurring | Level 3 | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value		€ 351,000